Consolidated Statements Of Shareholders' Equity ¥ in Millions	USD ($)	CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Retained Earnings USD ($)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	Ordinary Shares shares
Balances (in shares) at Dec. 31, 2014 | shares											35,106,236
Balances at Dec. 31, 2014		¥ 52,157		¥ 3,651		¥ 47,701		¥ (280)		¥ 1,085
Net income		32,432				33,664				(1,232)
Other comprehensive income (loss)		(492)						(526)		34
Business combination		11		3						8
Issuance of shares by the Company's subsidiaries		1,935		976						959
Issuance of convertible notes by a disposed subsidiary		559		278						281
Exercise of share-based awards (in shares) | shares											103,952
Exercise of share-based awards		279		254						25
Share-based compensation		1,383		1,240						143
Accretion of redeemable noncontrolling interests		(329)				(329)
Repurchase and retirement of ordinary shares	$ (990,000,000)	(6,377)				(6,377)
Repurchase and retirement of ordinary shares (in shares) | shares											(603,726)
Disposal of subsidiaries' shares		(1,292)								(1,292)
Balances (in shares) at Dec. 31, 2015 | shares											34,606,462
Balances at Dec. 31, 2015		80,266		6,402		74,659		(806)		11
Net income		11,596				11,632				(36)
Other comprehensive income (loss)		(975)						(977)		2
Exercise of share-based awards (in shares) | shares											120,343
Exercise of share-based awards		173		173
Share-based compensation		1,748		1,748
Accretion of redeemable noncontrolling interests		(557)				(557)
Repurchase and retirement of ordinary shares | $	0
Balances (in shares) at Dec. 31, 2016 | shares											34,726,805
Balances at Dec. 31, 2016		92,251		8,323		85,734		(1,783)		(23)
Net income		18,288				18,301				(13)
Other comprehensive income (loss)		2,713						2,713
Issuance of shares by the Company's subsidiaries		4,046		42						4,004
Acquisition of noncontrolling interests in a subsidiary				5						(5)
Exercise of share-based awards (in shares) | shares											235,210
Exercise of share-based awards		454		454
Share-based compensation		3,264		3,264
Accretion of redeemable noncontrolling interests	3,000,000	17				17
Repurchase and retirement of ordinary shares	(251,000,000)	(1,724)				(1,724)
Repurchase and retirement of ordinary shares (in shares) | shares											(145,783)
Disposal of subsidiaries' shares		41								41
Balances (in shares) at Dec. 31, 2017 | shares											34,816,232
Balances at Dec. 31, 2017	$ 18,344,000,000	¥ 119,350	$ 1,858,000,000	¥ 12,088	$ 15,728,000,000	¥ 102,328	$ 143,000,000	¥ 930	$ 615,000,000	¥ 4,004